Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends on common stock, cash paid (usd per share)	$ 1.24	$ 1.18	$ 1.04
The Bank of New York Mellon Corporation shareholders’ equity	$ 45,801	$ 41,483
Common stock
The Bank of New York Mellon Corporation shareholders’ equity	$ 41,260	$ 37,941	$ 37,096	$ 37,709